INTANGIBLE ASSETS, NET (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	¥ 15,756	$ 2,415	¥ 11,995	¥ 4,161
Acquired Finite Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	15,756	$ 2,415	11,995	4,161
Impairment loss on intangible assets	¥ 0		¥ 2,852	¥ 0